Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Charles Street Trust
Prospectus Date	rr_ProspectusDate	Nov. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2015